SUPPLEMENT DATED APRIL 21, 2009
TO THE CLASS A, B, AND C SHARES PROSPECTUS DATED MARCH 1, 2009 FOR
PRINCIPAL FUNDS, INC.

On March 9, 2009, the Board of Directors of Principal Funds, Inc. (“PFI”) approved a proposal to offer Class A shares of the Principal LifeTime Funds listed below in exchange for Class C shares of the same fund. The exchange will be completed based on the share classes’ relative net asset values on June 5, 2009, without the imposition of any sales charge or any other charge. The Principal LifeTime Funds are making this exchange offer because Class C share assets have not achieved sufficient levels to result in reasonable operating expense ratios for Class C shares. The table below illustrates the total operating expense ratios for Class C shares and Class A shares.

	10/31/2008 Expense Ratio
FUND	Class C	Class A
Principal LifeTime 2010 Fund	1.91%	1.16%
Principal LifeTime 2020 Fund	1.97%	1.22%
Principal LifeTime 2030 Fund	2.00%	1.25%
Principal LifeTime 2040 Fund	2.02%	1.27%
Principal LifeTime 2050 Fund	2.04%	1.29%
Principal LifeTime Strategic Income Fund	1.80%	1.05%

While the Funds offer both Class C and Class A shares, each Fund has only one investment portfolio. That means money invested in each class is invested in one pool of investments. However, there are other differences in the share class features. Please consult your prospectus for full details on the differences between the Classes. The following table compares some of the features of Class C shares and Class A shares:

Feature	Class C	Class A
Sales Charge	No front end sales charge; 1.00%	The front-end sales charge is
	contingent deferred sales charge	waived for shares acquired by
	for shares redeemed within one	Class C shareholders pursuant
	year.	to the exchange. Future
purchases of Class A shares of
the Funds will be subject to a
front-end sales charge as
described in the prospectus.

Exchange Privileges	Class C shares may be	Class A shares may be
	exchanged for Class C shares of	exchanged for Class A shares
	any other Principal Funds, Inc.	of any other Principal Funds,
	series described in the	Inc. series described in the
	prospectus.	prospectus.

Distribution (12b-1) Fees	A 1.00% annual fee based upon	A 0.25% annual fee based
	average daily net assets.	upon average daily net assets.

PFI has obtained an opinion of counsel that the exchange of Class C shares of each Principal LifeTime Fund for Class A shares would not be a taxable transaction. All Class C shareholders would benefit from the exchange. As a result, to assure Class C shareholders derive benefit of this exchange offer, a Class C shareholder will be presumed to have accepted this exchange offer if the shareholder has not affirmatively rejected the offer on or before the close of business on June 1, 2009. Class C shares of each Principal LifeTime Fund will be exchanged for Class A shares as of the close of business on June 5, 2009. A shareholder may affirmatively reject the offer by telephone, by calling 1-800-222-5852, or in writing by sending a letter rejecting the exchange offer to Principal Funds, P.O. Box 8024, Boston MA 02266-8024 if it is by regular mail or to Principal Funds, 30 Dan Road, Canton MA 02021-2809 if by overnight mail. Such notification must be received by us by the close of business on June 1, 2009.

If any Principal LifeTime Class C shareholders choose to opt out of the conversion, the following will occur:
•	the Class C shares of the Principal LifeTime Funds will close to new investors. Those who are Class
C shareholders on June 6, 2009 may, however, continue to purchase shares in fund accounts in existence at that time.
•	PFI will hold a special meeting of Principal LifeTime Fund shareholders on June 26, 2009 for the purpose of voting on a proposal to amend the corporate charter to eliminate the Class C shares of each Principal LifeTime Fund and convert them to Class A shares. The Class C shareholders of each
Principal LifeTime Fund will bear the cost of the special meeting of shareholders, if one is held.

SUPPLEMENT DATED APRIL 21, 2009
TO THE CLASS A, B, AND C SHARES PROSPECTUS DATED MARCH 1, 2009 FOR
PRINCIPAL FUNDS, INC.

On March 9, 2009, the Board of Directors of Principal Funds, Inc. (“PFI”) approved a proposal to offer Class A shares of the Principal LifeTime Funds listed below in exchange for Class C shares of the same fund. The exchange will be completed based on the share classes’ relative net asset values on June 5, 2009, without the imposition of any sales charge or any other charge. The Principal LifeTime Funds are making this exchange offer because Class C share assets have not achieved sufficient levels to result in reasonable operating expense ratios for Class C shares. The table below illustrates the total operating expense ratios for Class C shares and Class A shares.

	10/31/2008 Expense Ratio
FUND	Class C	Class A
Principal LifeTime 2010 Fund	1.91%	1.16%
Principal LifeTime 2020 Fund	1.97%	1.22%
Principal LifeTime 2030 Fund	2.00%	1.25%
Principal LifeTime 2040 Fund	2.02%	1.27%
Principal LifeTime 2050 Fund	2.04%	1.29%
Principal LifeTime Strategic Income Fund	1.80%	1.05%

While the Funds offer both Class C and Class A shares, each Fund has only one investment portfolio. That means money invested in each class is invested in one pool of investments. However, there are other differences in the share class features. Please consult your prospectus for full details on the differences between the Classes. The following table compares some of the features of Class C shares and Class A shares:

Feature	Class C	Class A
Sales Charge	No front end sales charge; 1.00%	The front-end sales charge is
	contingent deferred sales charge	waived for shares acquired by
	for shares redeemed within one	Class C shareholders pursuant
	year.	to the exchange. Future
purchases of Class A shares of
the Funds will be subject to a
front-end sales charge as
described in the prospectus.

Exchange Privileges	Class C shares may be	Class A shares may be
	exchanged for Class C shares of	exchanged for Class A shares
	any other Principal Funds, Inc.	of any other Principal Funds,
	series described in the	Inc. series described in the
	prospectus.	prospectus.

Distribution (12b-1) Fees	A 1.00% annual fee based upon	A 0.25% annual fee based
	average daily net assets.	upon average daily net assets.

PFI has obtained an opinion of counsel that the exchange of Class C shares of each Principal LifeTime Fund for Class A shares would not be a taxable transaction. All Class C shareholders would benefit from the exchange. As a result, to assure Class C shareholders derive benefit of this exchange offer, a Class C shareholder will be presumed to have accepted this exchange offer if the shareholder has not affirmatively rejected the offer on or before the close of business on June 1, 2009. Class C shares of each Principal LifeTime Fund will be exchanged for Class A shares as of the close of business on June 5, 2009. A shareholder may affirmatively reject the offer by contacting their broker/dealer by the close of business on June 1, 2009.

If any Principal LifeTime Class C shareholders choose to opt out of the conversion, the following will occur:
•	the Class C shares of the Principal LifeTime Funds will close to new investors. Those who are Class
C shareholders on June 6, 2009 may, however, continue to purchase shares in fund accounts in existence at that time.
•	PFI will hold a special meeting of Principal LifeTime Fund shareholders on June 26, 2009 for the purpose of voting on a proposal to amend the corporate charter to eliminate the Class C shares of each Principal LifeTime Fund and convert them to Class A shares. The Class C shareholders of each
Principal LifeTime Fund will bear the cost of the special meeting of shareholders, if one is held.